UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08343
                                                     ---------

                           Phoenix Investment Trust 97
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              John R. Flores, Esq.
                             Vice President, Counsel
                              Litigation/Employment
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 28, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Semiannual Report

[GRAPHIC OMITTED] FEBRUARY 28, 2005

PHOENIX SMALL CAP VALUE FUND

PHOENIX VALUE EQUITY FUND


Do you want to stop receiving fund documents by mail?

Go to PhoenixInvestments.com, log in and sign up for E-Delivery



[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.
                  COMMITTED TO INVESTOR SUCCESS(R)

     ----------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     ----------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN



DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Small Cap Value Fund and Phoenix Value Equity Fund for the six months ended February 28, 2005.

      As of this time, the U.S. economy appears to be on a strong course for 2005, coming off a year where gross domestic product (GDP), the most comprehensive measure of U.S. economic activity, grew at a healthy 4.4% rate. Adding to the positives, employment growth accelerated in the fourth quarter, and the markets finished 2004 strong, particularly the U.S. equity market which benefited from the post-election rally. Looking ahead, the Federal Reserve Board's ongoing commitment to raising interest rates, combined with record oil prices and deficits, are likely to slow the pace of economic growth in 2005, posing challenges as well as opportunities for investors in the equity and bond markets.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.1 Your Phoenix Fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds


MARCH 2005



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS


Glossary .................................................................  3
Phoenix Small Cap Value Fund .............................................  4
Phoenix Value Equity Fund ................................................ 15
Notes to Financial Statements ............................................ 23

GLOSSARY

FEDERAL RESERVE (THE "FED")
The central bank of the U.S., responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

PHOENIX SMALL CAP VALUE FUND


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                Beginning            Ending        Expenses Paid
Small Cap Value Fund         Account Value       Account Value         During
       Class A               August 31, 2004   February 28, 2005      Period*
--------------------         ---------------   -----------------   -------------
Actual                          $1,000.00           $1,226.79          $7.73

Hypothetical (5% return
  before expenses)               1,000.00            1,017.76           7.03

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.



                                Beginning            Ending        Expenses Paid
Small Cap Value Fund         Account Value       Account Value         During
       Class B               August 31, 2004   February 28, 2005      Period*
--------------------         ---------------   -----------------   -------------
Actual                          $1,000.00           $1,222.14         $11.85

Hypothetical (5% return
  before expenses)               1,000.00            1,014.00          10.79

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.



                                Beginning            Ending        Expenses Paid
Small Cap Value Fund         Account Value       Account Value         During
       Class C               August 31, 2004   February 28, 2005      Period*
--------------------         ---------------   -----------------   -------------
Actual                          $1,000.00           $1,222.14         $11.84

Hypothetical (5% return
  before expenses)               1,000.00            1,014.00          10.79

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix Small Cap Value Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            2/28/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                 23%
Consumer Discretionary     16
Industrials                15
Information Technology     12
Energy                      9
Materials                   8
Health Care                 6
Other                      11

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                     -------    ------------
DOMESTIC COMMON STOCKS--96.3%
AEROSPACE & DEFENSE--1.6%
Aviall, Inc.(b) .................................     61,800    $  1,730,400
Cubic Corp. .....................................     10,300         193,022
DRS Technologies, Inc.(b) .......................     50,800       2,098,548
Moog, Inc. Class A(b) ...........................      2,800         124,880
                                                                ------------
                                                                   4,146,850
                                                                ------------

AIRLINES--0.6%
Mesa Air Group, Inc.(b) .........................    134,700       1,004,862
Republic Airways Holdings, Inc.(b) ..............     48,500         603,340
                                                                ------------
                                                                   1,608,202
                                                                ------------
APPAREL RETAIL--2.4%
Charming Shoppes, Inc.(b) .......................    140,000       1,079,400
Men's Wearhouse, Inc. (The)(b) ..................     57,700       2,029,309
Pacific Sunwear of California, Inc.(b) ..........     79,500       2,047,920
Stage Stores, Inc.(b) ...........................     28,800       1,110,528
                                                                ------------
                                                                   6,267,157
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Russell Corp. ...................................     23,100         417,879
UniFirst Corp. ..................................     23,300         945,514
                                                                ------------
                                                                   1,363,393
                                                                ------------
APPLICATION SOFTWARE--0.9%
MRO Software, Inc.(b) ...........................     49,100         663,341
Quest Software, Inc.(b) .........................     70,000         949,900
Serena Software, Inc.(b) ........................     16,800         388,080
Verity, Inc.(b) .................................     36,000         426,600
                                                                ------------
                                                                   2,427,921
                                                                ------------


                                                     SHARES         VALUE
                                                     -------    ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Calamos Asset Management, Inc. ..................     50,000    $  1,418,000
National Financial Partners Corp. ...............     12,000         474,000
                                                                ------------
                                                                   1,892,000
                                                                ------------

AUTO PARTS & EQUIPMENT--0.5%
Dura Automotive Systems, Inc. Class A(b) ........     15,900         115,275
Sauer-Danfoss, Inc. .............................     25,600         547,840
Shiloh Industries, Inc.(b) ......................     31,000         510,570
Stoneridge, Inc.(b) .............................      4,200          50,694
                                                                ------------
                                                                   1,224,379
                                                                ------------

AUTOMOBILE MANUFACTURERS--0.4%
Monaco Coach Corp. ..............................     60,300       1,079,973

BIOTECHNOLOGY--0.2%
Albany Molecular Research, Inc.(b) ..............     61,500         602,700

BROADCASTING & CABLE TV--1.1%
Emmis Communications Corp. Class A(b) ...........     19,600         366,520
Entercom Communications Corp.(b) ................     31,900       1,097,998
Hearst-Argyle Television, Inc. ..................     50,700       1,246,713
Insight Communications Co., Inc.(b) .............     33,700         320,150
                                                                ------------
                                                                   3,031,381
                                                                ------------

BUILDING PRODUCTS--1.8%
Griffon Corp.(b) ................................     87,900       2,021,700
NCI Building Systems, Inc.(b) ...................     43,100       1,611,078
USG Corp.(b) ....................................     33,000       1,042,470
                                                                ------------
                                                                   4,675,248
                                                                ------------

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                                                     SHARES         VALUE
                                                     -------    ------------

CASINOS & GAMING--0.4%
Multimedia Games, Inc.(b) .......................    104,600    $  1,044,954

CATALOG RETAIL--0.4%
Insight Enterprises, Inc.(b) ....................     53,400         950,520

COMMERCIAL PRINTING--0.1%
Consolidated Graphics, Inc.(b) ..................      3,800         197,790

COMMODITY CHEMICALS--0.5%
Westlake Chemical Corp. .........................     37,700       1,307,436

COMMUNICATIONS EQUIPMENT--2.7%
Bel Fuse, Inc. Class B ..........................     23,800         737,324
CommScope, Inc.(b) ..............................     50,400         763,056
Comtech Telecommunications Corp.(b) .............     46,500       1,672,140
DIGI International, Inc.(b) .....................      6,400          96,640
Harris Corp. ....................................     57,600       3,841,920
SeaChange International, Inc.(b) ................      6,600          91,410
                                                                ------------
                                                                   7,202,490
                                                                ------------

COMPUTER HARDWARE--0.0%
Superior Essex, Inc.(b) .........................      3,600          63,000

COMPUTER STORAGE & PERIPHERALS--1.0%
Komag, Inc.(b) ..................................     68,300       1,376,245
McDATA Corp. Class A(b) .........................    123,200         484,176
Overland Storage, Inc.(b) .......................     55,200         816,960
                                                                ------------
                                                                   2,677,381
                                                                ------------

CONSTRUCTION & ENGINEERING--1.0%
Granite Construction, Inc. ......................     45,000       1,197,450
Michael Baker Corp.(b) ..........................      3,900          88,335
Perini Corp.(b) .................................     56,300         898,548
URS Corp.(b) ....................................     19,100         550,844
                                                                ------------
                                                                   2,735,177
                                                                ------------

CONSTRUCTION MATERIALS--0.3%
Texas Industries, Inc. ..........................     11,700         780,390

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.9%
AGCO Corp.(b) ...................................     40,100         780,747
Alamo Group, Inc. ...............................      9,300         229,710
Terex Corp.(b) ..................................     90,800       4,104,160
                                                                ------------
                                                                   5,114,617
                                                                ------------

CONSUMER FINANCE--1.1%
CompuCredit Corp.(b) ............................     63,400       1,896,928
EZCORP, Inc. Class A(b) .........................     52,500       1,012,725
                                                                ------------
                                                                   2,909,653
                                                                ------------


                                                     SHARES         VALUE
                                                     -------    ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
eFunds Corp.(b) .................................     76,200    $  1,694,688
                                                                ------------

DEPARTMENT STORES--1.7%
Bon-Ton Stores, Inc. (The) ......................     34,800         598,908
Neiman Marcus Group, Inc. (The) Class A .........     53,000       3,826,600
                                                                ------------
                                                                   4,425,508
                                                                ------------

DISTRIBUTORS--0.0%
Handleman Co. ...................................      3,100          63,891

DIVERSIFIED COMMERCIAL SERVICES--1.6%
Coinstar, Inc.(b) ...............................     82,300       1,926,643
G&K Services, Inc. Class A ......................      3,900         167,349
NCO Group, Inc.(b) ..............................     49,300         991,423
SOURCECORP, Inc.(b) .............................      3,800          79,344
TeleTech Holdings, Inc.(b) ......................     99,700       1,141,565
                                                                ------------
                                                                   4,306,324
                                                                ------------

ELECTRIC UTILITIES--1.0%
Otter Tail Corp. ................................     16,700         422,176
PNM Resources, Inc. .............................     20,000         524,800
Unisource Energy Corp. ..........................     56,100       1,695,903
                                                                ------------
                                                                   2,642,879
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
Encore Wire Corp.(b) ............................     18,400         220,616
Genlyte Group, Inc. (The)(b) ....................     20,000       1,796,400
Penn Engineering & Manufacturing Corp. ..........     28,700         523,775
Thomas & Betts Corp.(b) .........................     17,300         537,684
                                                                ------------
                                                                   3,078,475
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
Coherent, Inc.(b) ...............................      9,700         294,395
Rofin-Sinar Technologies, Inc.(b) ...............     68,800       2,521,520
                                                                ------------
                                                                   2,815,915
                                                                ------------

ELECTRONIC MANUFACTURING SERVICES--0.4%
TTM Technologies, Inc.(b) .......................    109,000       1,173,930

EMPLOYMENT SERVICES--0.2%
Volt Information Sciences, Inc.(b) ..............     20,700         602,784

ENVIRONMENTAL SERVICES--0.5%
Waste Connections, Inc.(b) ......................     40,000       1,363,200

FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
Terra Industries, Inc.(b) .......................    179,400       1,467,492

FOOD DISTRIBUTORS--0.6%
Nash Finch Co. ..................................     41,800       1,655,698

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                                                     SHARES         VALUE
                                                     -------    ------------

FOOD RETAIL--0.8%
Ruddick Corp. ...................................     47,700    $  1,125,720
Smart & Final, Inc.(b) ..........................     78,800       1,024,400
                                                                ------------
                                                                   2,150,120
                                                                ------------

GAS UTILITIES--0.7%
Laclede Group, Inc. (The) .......................      6,900         216,522
Southwest Gas Corp. .............................      8,800         220,704
UGI Corp. .......................................     32,300       1,445,425
                                                                ------------
                                                                   1,882,651
                                                                ------------

GENERAL MERCHANDISE STORES--0.4%
ShopKo Stores, Inc.(b) ..........................     57,700       1,010,327

HEALTH CARE EQUIPMENT--1.2%
CONMED Corp.(b) .................................     38,700       1,145,907
Invacare Corp. ..................................     26,800       1,262,816
STERIS Corp.(b) .................................     33,000         816,750
                                                                ------------
                                                                   3,225,473
                                                                ------------
HEALTH CARE FACILITIES--1.6%
Genesis Healthcare(b) ...........................     40,200       1,655,436
LifePoint Hospitals, Inc.(b) ....................     61,800       2,475,090
                                                                ------------
                                                                   4,130,526
                                                                ------------

HEALTH CARE SERVICES--1.3%
Accredo Health, Inc.(b) .........................     29,200       1,244,504
OCA, Inc.(b) ....................................     55,900         277,264
Option Care, Inc. ...............................     62,600       1,210,058
Res-Care, Inc.(b) ...............................     59,100         809,079
                                                                ------------
                                                                   3,540,905
                                                                ------------

HEALTH CARE SUPPLIES--0.9%
Gen-Probe, Inc.(b) ..............................     23,100       1,176,021
West Pharmaceutical Services, Inc. ..............     42,800       1,099,960
                                                                ------------
                                                                   2,275,981
                                                                ------------

HOME FURNISHINGS--0.3%
Hooker Furniture Corp. ..........................      2,600          67,548
La-Z-Boy, Inc. ..................................     50,600         756,470
                                                                ------------
                                                                     824,018
                                                                ------------

HOME IMPROVEMENT RETAIL--0.4%
Building Materials Holding Corp. ................     20,700         955,098

HOMEBUILDING--1.4%
Beazer Homes USA, Inc. ..........................     20,800       3,575,936
Technical Olympic USA, Inc. .....................      3,000          90,960
                                                                ------------
                                                                   3,666,896
                                                                ------------


                                                     SHARES         VALUE
                                                     -------    ------------

HOTELS, RESORTS & CRUISE LINES--0.6%
Bluegreen Corp.(b) ..............................     65,000    $  1,604,200

INDUSTRIAL CONGLOMERATES--0.4%
Tredegar Corp. ..................................     63,100       1,091,630

INDUSTRIAL MACHINERY--1.3%
Flowserve Corp.(b) ..............................    135,000       3,373,650

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
CT Communications, Inc. .........................     24,900         277,635
General Communication, Inc. Class A(b) ..........     26,000         242,580
                                                                ------------
                                                                     520,215
                                                                ------------

INTERNET SOFTWARE & SERVICES--0.6%
AsiaInfo Holdings, Inc.(b) ......................     27,700         121,880
Digital Insight Corp.(b) ........................     11,400         182,970
PEC Solutions, Inc.(b) ..........................     72,300         832,896
Stellent, Inc.(b) ...............................      6,700          60,233
SupportSoft, Inc.(b) ............................     46,400         274,224
                                                                ------------
                                                                   1,472,203
                                                                ------------

INVESTMENT BANKING & BROKERAGE--0.1%
Stifel Financial Corp.(b) .......................      8,800         189,200

IT CONSULTING & OTHER SERVICES--0.7%
CIBER, Inc.(b) ..................................    131,200         982,688
Perot Systems Corp. Class A(b) ..................     63,900         847,314
                                                                ------------
                                                                   1,830,002
                                                                ------------

LEISURE PRODUCTS--0.5%
JAKKS Pacific, Inc.(b) ..........................     62,300       1,231,671
Steinway Musical Instruments(b) .................      4,300         116,444
                                                                ------------
                                                                   1,348,115
                                                                ------------

LIFE & HEALTH INSURANCE--0.7%
AmerUs Group Co. ................................     17,000         818,210
UICI ............................................     36,800       1,009,056
                                                                ------------
                                                                   1,827,266
                                                                ------------

MARINE PORTS & SERVICES--0.1%
Interpool, Inc. .................................     12,700         291,465

METAL & GLASS CONTAINERS--0.7%
Greif, Inc. Class A .............................     23,100       1,492,260
Myers Industries, Inc. ..........................     31,000         404,550
                                                                ------------
                                                                   1,896,810
                                                                ------------

MULTI-LINE INSURANCE--0.2%
Horace Mann Educators Corp. .....................     32,000         600,320

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                                                     SHARES         VALUE
                                                     -------    ------------


MULTI-UTILITIES & UNREGULATED POWER--2.5%
Energen Corp. ...................................     58,500    $  3,773,250
WPS Resources Corp. .............................     55,900       2,913,508
                                                                ------------
                                                                   6,686,758
                                                                ------------

OIL & GAS EQUIPMENT & SERVICES--2.1%
Gulf Island Fabrication, Inc. ...................        600          14,442
Lufkin Industries, Inc. .........................      1,800          77,778
Maverick Tube Corp.(b) ..........................     50,000       1,778,000
Offshore Logistics, Inc.(b) .....................     42,300       1,392,093
Oil States International, Inc.(b) ...............     67,200       1,413,888
RPC, Inc. .......................................     38,700       1,010,070
                                                                ------------
                                                                   5,686,271
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--2.8%
Chesapeake Energy Corp. .........................    171,000       3,708,990
Magnum Hunter Resources, Inc.(b) ................    110,000       1,840,300
Newfield Exploration Co.(b) .....................     26,700       1,982,475
                                                                ------------
                                                                   7,531,765
                                                                ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.0%
General Maritime Corp.(b) .......................     46,400       2,389,136
OMI Corp. .......................................    183,900       3,849,027
Overseas Shipholding Group, Inc. ................     31,700       2,064,304
Tesoro Petroleum Corp.(b) .......................     60,600       2,237,958
                                                                ------------
                                                                  10,540,425
                                                                ------------

PACKAGED FOODS & MEATS--1.7%
Cal-Maine Foods, Inc. ...........................     17,100         166,212
Chiquita Brands International, Inc. .............     35,200         803,264
Pilgrim's Pride Corp. ...........................     96,000       3,646,080
                                                                ------------
                                                                   4,615,556
                                                                ------------

PAPER PRODUCTS--0.3%
Buckeye Technologies, Inc.(b) ...................     70,200         840,294

PHARMACEUTICALS--0.4%
aaiPharma, Inc.(b) ..............................     55,600         127,880
Bradley Pharmaceuticals, Inc.(b) ................     96,400         939,900
                                                                ------------
                                                                   1,067,780
                                                                ------------

PROPERTY & CASUALTY INSURANCE--5.8%
Argonaut Group, Inc.(b) .........................      9,500         223,155
Commerce Group, Inc. (The) ......................      9,500         647,805
FPIC Insurance Group, Inc.(b) ...................      8,400         290,472
Infinity Property & Casualty Corp. ..............     17,800         571,914
LandAmerica Financial Group, Inc. ...............     70,300       3,848,222
Mercury General Corp. ...........................     68,700       3,768,882
Navigators Group, Inc. (The)(b) .................      3,800         114,000


                                                     SHARES         VALUE
                                                     -------    ------------

PROPERTY & CASUALTY INSURANCE--CONTINUED
Safety Insurance Group, Inc. ....................      5,200    $    192,764
Selective Insurance Group, Inc. .................     52,700       2,424,727
State Auto Financial Corp. ......................     11,900         332,367
Stewart Information Services Corp. ..............     10,100         403,899
United Fire & Casualty Co. ......................     27,800         883,206
Zenith National Insurance Corp. .................     32,700       1,655,601
                                                                ------------
                                                                  15,357,014
                                                                ------------

PUBLISHING & PRINTING--0.9%
Media General, Inc. Class A .....................     16,100       1,030,239
Scholastic Corp.(b) .............................     35,000       1,241,800
                                                                ------------
                                                                   2,272,039
                                                                ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Jones Lang LaSalle, Inc.(b) .....................     53,700       2,307,489

REGIONAL BANKS--1.3%
Americanwest Bancorp.(b) ........................      7,800         154,050
Banner Corp. ....................................     13,600         401,880
Capitol Bancorp Ltd. ............................      5,900         180,304
First State Bancorporation ......................      6,200         219,728
Republic Bancorp, Inc. ..........................     42,780         622,449
Southwest Bancorp, Inc. .........................      9,800         190,610
Taylor Capital Group, Inc. ......................      3,000          94,020
TCF Financial Corp. .............................     56,500       1,562,225
Wesbanco, Inc. ..................................      4,300         115,627
                                                                ------------
                                                                   3,540,893
                                                                ------------

REINSURANCE--2.6%
Arch Capital Group Ltd.(b) ......................     46,100       1,912,228
Everest Re Group Ltd. ...........................     43,600       3,787,532
Odyssey Re Holdings Corp. .......................     42,600       1,076,076
                                                                ------------
                                                                   6,775,836
                                                                ------------

REITS--4.9%
American Home Mortgage Investment Corp. .........     56,200       1,750,630
Brandywine Realty Trust .........................     60,000       1,775,400
CarrAmerica Realty Corp. ........................     69,300       2,165,625
Friedman, Billings, Ramsey Group, Inc. Class A ..    122,400       2,270,520
New Century Financial Corp. .....................     58,500       2,967,120
Parkway Properties, Inc. ........................      6,400         300,992
Saxon Capital, Inc. .............................     85,000       1,526,600
Winston Hotels, Inc. ............................     20,000         223,000
                                                                ------------
                                                                  12,979,887
                                                                ------------

RESTAURANTS--2.7%
Dave & Buster's, Inc.(b) ........................     43,300         853,876
Jack in the Box, Inc.(b) ........................    103,100       3,701,290

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                                                     SHARES         VALUE
                                                     -------    ------------

RESTAURANTS--CONTINUED
Landry's Restaurants, Inc. ......................     72,100    $  2,087,295
O' Charley's, Inc.(b) ...........................     29,200         616,704
                                                                ------------
                                                                   7,259,165
                                                                ------------

SEMICONDUCTOR EQUIPMENT--0.8%
Entegris, Inc.(b) ...............................     43,400         419,244
Mykrolis Corp.(b) ...............................     48,000         648,960
Photronics, Inc.(b) .............................     55,800       1,036,764
                                                                ------------
                                                                   2,104,968
                                                                ------------

SEMICONDUCTORS--0.7%
DSP Group, Inc.(b) ..............................     15,700         395,248
Integrated Device Technology, Inc.(b) ...........     66,800         835,668
IXYS Corp.(b) ...................................     50,900         526,306
Pixelworks, Inc.(b) .............................     16,900         160,888
                                                                ------------
                                                                   1,918,110
                                                                ------------

SPECIALIZED FINANCE--0.5%
GATX Corp. ......................................     45,400       1,361,092

SPECIALTY CHEMICALS--2.2%
Albemarle Corp. .................................     43,300       1,645,400
NewMarket Corp.(b) ..............................     28,300         537,983
OM Group, Inc.(b) ...............................    114,600       3,653,448
                                                                ------------
                                                                   5,836,831
                                                                ------------

SPECIALTY STORES--1.4%
Hollywood Entertainment Corp.(b) ................     26,300         359,521
Lithia Motors, Inc. Class A .....................     48,200       1,266,214
Movie Gallery, Inc. .............................     38,100         870,204
Sonic Automotive, Inc. ..........................     60,000       1,331,400
                                                                ------------
                                                                   3,827,339
                                                                ------------

STEEL--5.1%
Commercial Metals Co. ...........................     59,400       2,067,120
Metal Management, Inc. ..........................     27,600         817,788
Metals USA, Inc.(b) .............................     63,300       1,542,621
Reliance Steel & Aluminum Co. ...................     74,700       3,413,790
Schnitzer Steel Industries, Inc. Class A ........     53,400       2,169,108
Steel Dynamics, Inc. ............................     50,600       2,253,724
Steel Technologies, Inc. ........................     43,200       1,331,856
                                                                ------------
                                                                  13,596,007
                                                                ------------

SYSTEMS SOFTWARE--1.4%
Internet Security Systems, Inc.(b) ..............    115,600       2,321,248
Phoenix Technologies Ltd.(b) ....................     32,100         319,716
Sybase, Inc.(b) .................................     52,000         979,680
                                                                ------------
                                                                   3,620,644
                                                                ------------


                                                     SHARES         VALUE
                                                     -------    ------------

TECHNOLOGY DISTRIBUTORS--0.7%
Agilysys, Inc. ..................................     36,600    $    690,276
Anixter International, Inc.(b) ..................     29,400       1,103,676
Brightpoint, Inc.(b) ............................      3,700          66,674
SYNNEX Corp.(b) .................................      5,000         112,900
                                                                ------------
                                                                   1,973,526
                                                                ------------

THRIFTS & MORTGAGE FINANCE--3.5%
Anchor BanCorp Wisconsin, Inc. ..................     11,400         313,386
Capital Crossing Bank(b) ........................     16,600         507,960
Commercial Federal Corp. ........................     75,200       2,055,216
Doral Financial Corp. ...........................     87,600       3,474,216
Downey Financial Corp. ..........................     11,300         707,945
Flagstar Bancorp, Inc. ..........................     65,800       1,352,190
Flushing Financial Corp. ........................      8,200         147,600
ITLA Capital Corp.(b) ...........................      5,200         259,376
Ocwen Financial Corp.(b) ........................     23,800         190,638
Sterling Financial Corp.(b) .....................      5,300         202,036
Tierone Corp. ...................................      8,800         218,328
                                                                ------------
                                                                   9,428,891
                                                                ------------

TOBACCO--0.3%
DIMON, Inc. .....................................    125,400         812,592

TRADING COMPANIES & DISTRIBUTORS--0.5%
Applied Industrial Technologies, Inc. ...........     38,000       1,076,160
Huttig Building Products, Inc.(b) ...............     23,000         247,940
                                                                ------------
                                                                   1,324,100
                                                                ------------

TRUCKING--1.3%
Arkansas Best Corp. .............................     18,400         795,248
Celadon Group, Inc.(b) ..........................      4,700         102,178
SCS Transportation, Inc.(b) .....................      9,400         208,210
Swift Transportation Co., Inc.(b) ...............     79,500       1,885,740
U.S. Xpress Enterprises, Inc. Class A(b) ........     13,500         358,965
                                                                ------------
                                                                   3,350,341
                                                                ------------

WATER UTILITIES--0.1%
American States Water Co. .......................     10,300         280,160

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Boston Communications Group, Inc.(b) ............     75,600         570,024

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $204,153,879)                                   255,766,264
----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                                                     SHARES         VALUE
                                                     -------    ------------

FOREIGN COMMON STOCKS(c)--1.0%

PROPERTY & CASUALTY INSURANCE--0.0%
United America Indemnity Ltd. (United States)(b)       2,268    $     41,391

THRIFTS & MORTGAGE FINANCE--1.0%
R&G Financial Corp. Class B (United States) .....     74,700       2,713,104

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,839,610)                                       2,754,495
----------------------------------------------------------------------------

WARRANTS--0.0%
OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc.(b)(d) ..........      2,429               0

----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                       0
----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)
                                                     -------

DOMESTIC CONVERTIBLE BONDS--0.0%
AIRPORT SERVICES--0.0%
TIMCO Aviation Services, Inc. Cv 8%, 1/2/07(b)(d)    $     2              0

----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $0)                                                       0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $205,993,489)                                   258,520,759
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                      ------    ------------


SHORT-TERM INVESTMENTS--3.1%
COMMERCIAL PAPER--3.1%
UBS Finance Delaware LLC 2.59%, 3/1/05 ..........     $3,500    $  3,500,000
Alpine Securitization Corp. 2.53%, 3/3/05 .......      2,015       2,014,717
BellSouth Corp. 2.55%, 3/8/05 ...................      2,615       2,613,703

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $8,128,420)                                       8,128,420
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $214,121,909)                                   266,649,179(a)
Other assets and liabilities, net--(0.4)%                           (966,844)
                                                                ------------
NET ASSETS--100.0%                                              $265,682,335
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $55,536,774 and gross depreciation of $3,928,871 for federal income tax purposes. At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $215,041,276.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At February 28, 2005, these securities amounted to a value of $0 or 0% of net assets.

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $214,121,909)                                 $266,649,179
Cash                                                                     3,221
Receivables
   Dividends                                                           168,183
   Fund shares sold                                                     89,882
Prepaid expenses                                                        30,718
                                                                  ------------
     Total assets                                                  266,941,183
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                             815,914
   Investment advisory fee                                             144,132
   Distribution and service fees                                       121,253
   Transfer agent fee                                                   97,930
   Financial agent fee                                                  14,172
   Trustees' fee                                                         3,901
Accrued expenses                                                        61,546
                                                                  ------------
     Total liabilities                                               1,258,848
                                                                  ------------
NET ASSETS                                                        $265,682,335
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $196,081,900
Accumulated net investment loss                                       (450,870)
Accumulated net realized gain                                       17,524,035
Net unrealized appreciation                                         52,527,270
                                                                  ------------
NET ASSETS                                                        $265,682,335
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $143,504,337)                 7,756,800
Net asset value per share                                               $18.50
Offering price per share $18.50/(1-5.75%)                               $19.63

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $47,144,708)                  2,702,826
Net asset value and offering price per share                            $17.44

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $75,033,290)                  4,302,220
Net asset value and offering price per share                            $17.44


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $ 1,776,156
Interest                                                                37,499
Foreign taxes withheld                                                  (6,807)
                                                                   -----------
     Total investment income                                         1,806,848
                                                                   -----------
EXPENSES
Investment advisory fee                                              1,159,246
Service fees, Class A                                                  170,531
Distribution and service fees, Class B                                 232,955
Distribution and service fees, Class C                                 372,974
Financial agent fee                                                     91,800
Transfer agent                                                         288,698
Printing                                                                44,828
Registration                                                            23,858
Professional                                                            23,473
Trustees                                                                20,790
Custodian                                                               18,327
Miscellaneous                                                           22,021
                                                                   -----------
     Total expenses                                                  2,469,501
     Less expenses reimbursed by investment adviser                   (211,448)
     Custodian fees paid indirectly                                       (335)
                                                                   -----------
     Net expenses                                                    2,257,718
                                                                   -----------
NET INVESTMENT LOSS                                                   (450,870)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     21,463,528
Net change in unrealized appreciation (depreciation) on
   investments                                                      30,818,178
                                                                   -----------
NET GAIN ON INVESTMENTS                                             52,281,706
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $51,830,836
                                                                   ===========


                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months
                                                                                                Ended
                                                                                          February 28, 2005     Year Ended
                                                                                             (Unaudited)      August 31, 2004
                                                                                          -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                                                              $   (450,870)     $ (1,576,853)
   Net realized gain (loss)                                                                    21,463,528        31,977,139
   Net change in unrealized appreciation (depreciation)                                        30,818,178       (12,159,429)
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 51,830,836        18,240,857
                                                                                             ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (819,397 and 1,143,420 shares, respectively)                  13,806,560        17,037,857
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (0 and 4,064,701 shares, respectively) (See Note 8)                                               --        62,404,841
   Cost of shares repurchased (1,294,530 and 2,699,594 shares, respectively)                  (22,077,938)      (40,395,840)
                                                                                             ------------      ------------
Total                                                                                          (8,271,378)       39,046,858
                                                                                             ------------      ------------
CLASS B
   Proceeds from sales of shares (69,218 and 175,854 shares, respectively)                      1,139,334         2,462,509
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (0 and 462,034 shares, respectively) (See Note 8)                                                 --         6,731,032
   Cost of shares repurchased (435,180 and 750,989 shares, respectively)                       (7,076,507)      (10,596,886)
                                                                                             ------------      ------------
Total                                                                                          (5,937,173)       (1,403,345)
                                                                                             ------------      ------------
CLASS C
   Proceeds from sales of shares (50,409 and 301,430 shares, respectively)                        818,582         4,226,723
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (0 and 1,970,027 respectively) (See Note 8)                                                       --        28,697,143
   Cost of shares repurchased (743,846 and 1,307,554 shares, respectively)                    (12,021,112)      (18,583,831)
                                                                                             ------------      ------------
Total                                                                                         (11,202,530)       14,340,035
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (25,411,081)       51,983,548
                                                                                             ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       26,419,755        70,224,405

NET ASSETS
   Beginning of period                                                                        239,262,580       169,038,175
                                                                                             ------------      ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(450,870) AND $0, RESPECTIVELY]                 $265,682,335      $239,262,580
                                                                                             ============      ============

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS A
                                         ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2005     ----------------------------------------------------------------
                                             (UNAUDITED)           2004          2003          2002          2001         2000
Net asset value, beginning of period            $15.08            $13.42        $11.30        $12.72        $17.90        $11.41
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  --(3)          (0.06)           --(3)      (0.01)        (0.05)        (0.08)
   Net realized and unrealized gain (loss)        3.42              1.72          2.12         (1.39)        (2.34)         7.38
                                               -------          --------      --------      --------      --------      --------
     TOTAL FROM INVESTMENT OPERATIONS             3.42              1.66          2.12         (1.40)        (2.39)         7.30
                                               -------          --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --                --            --         (0.02)        (2.79)        (0.81)
                                               -------          --------      --------      --------      --------      --------
     TOTAL DISTRIBUTIONS                            --                --            --         (0.02)        (2.79)        (0.81)
                                               -------          --------      --------      --------      --------      --------
Change in net asset value                         3.42              1.66          2.12         (1.42)        (5.18)         6.49
                                               -------          --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $18.50            $15.08        $13.42        $11.30        $12.72        $17.90
                                                ======            ======        ======        ======        ======        ======
Total return(2)                                  22.68%(4)        12.37 %        18.76%       (11.02)%      (14.24)%       66.15 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $143,504          $124,165       $76,783       $83,005       $88,174       $79,254
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.40%(5)          1.40 %        1.40%         1.40 %        1.40 %        1.40 %
   Gross operating expenses                       1.56%(5)          1.57 %        1.71%         1.64 %        1.58 %        1.67 %
   Net investment income (loss)                   0.00%(5),(6)     (0.38)%        0.04%        (0.11)%       (0.39)%       (0.45)%
Portfolio turnover                                  48%(4)           150 %         241%          123 %         229 %         191 %



                                                                                      CLASS B
                                         ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2005     ----------------------------------------------------------------
                                             (UNAUDITED)           2004          2003          2002          2001         2000
Net asset value, beginning of period            $14.27            $12.79        $10.85        $12.31        $17.54        $11.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.06)            (0.16)        (0.08)        (0.10)        (0.16)        (0.19)
   Net realized and unrealized gain (loss)        3.23              1.64          2.02         (1.34)        (2.28)         7.27
                                               -------          --------      --------      --------      --------      --------
     TOTAL FROM INVESTMENT OPERATIONS             3.17              1.48          1.94         (1.44)        (2.44)         7.08
                                               -------          --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --                --            --         (0.02)        (2.79)        (0.81)
                                               -------          --------      --------      --------      --------      --------
     TOTAL DISTRIBUTIONS                            --                --            --         (0.02)        (2.79)        (0.81)
                                               -------          --------      --------      --------      --------      --------
Change in net asset value                         3.17              1.48          1.94         (1.46)        (5.23)         6.27
                                               -------          --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $17.44            $14.27        $12.79        $10.85        $12.31        $17.54
                                                ======            ======        ======        ======        ======        ======
Total return(2)                                  22.21 %(4)        11.57 %       17.88 %      (11.72)%      (14.89)%       64.97 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $47,144           $43,801       $40,696       $40,382       $40,270       $26,625
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.15 %(5)         2.15 %        2.15 %        2.15 %        2.15 %        2.15 %
   Gross operating expenses                       2.31 %(5)         2.33 %        2.46 %        2.39 %        2.33 %        2.42 %
   Net investment income (loss)                  (0.75)%(5)        (1.15)%       (0.71)%       (0.86)%       (1.14)%       (1.20)%
Portfolio turnover                                  48 %(4)          150 %         241 %         123 %         229 %         191 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.
(4) Not annualized.
(5) Annualized.
(6) Amount is less than 0.01%.

                        See Notes to Financial Statements

Phoenix Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS C
                                         ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2005     ----------------------------------------------------------------
                                             (UNAUDITED)           2004          2003          2002          2001         2000
Net asset value, beginning of period            $14.27            $12.79        $10.85        $12.31        $17.54        $11.27
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.06)            (0.16)        (0.08)        (0.10)        (0.16)        (0.19)
   Net realized and unrealized gain (loss)        3.23              1.64          2.02         (1.34)        (2.28)         7.27
                                               -------          --------      --------      --------      --------      --------
     TOTAL FROM INVESTMENT OPERATIONS             3.17              1.48          1.94         (1.44)        (2.44)         7.08
                                               -------          --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --                --            --         (0.02)        (2.79)        (0.81)
                                               -------          --------      --------      --------      --------      --------
     TOTAL DISTRIBUTIONS                            --                --            --         (0.02)        (2.79)        (0.81)
                                               -------          --------      --------      --------      --------      --------
Change in net asset value                         3.17              1.48          1.94         (1.46)        (5.23)         6.27
                                               -------          --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                  $17.44            $14.27        $12.79        $10.85        $12.31        $17.54
                                                ======            ======        ======        ======        ======        ======
Total return(2)                                  22.21 %(3)        11.57 %       17.88 %      (11.72)%      (14.89)%       64.97 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $75,033           $71,296       $51,559       $49,201       $45,450       $28,046
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.15 %(4)         2.15 %        2.15 %        2.15 %        2.15 %        2.15 %
   Gross operating expenses                       2.31 %(4)         2.32 %        2.46 %        2.39 %        2.33 %        2.42 %
   Net investment income (loss)                  (0.75)%(4)        (1.14)%       (0.72)%       (0.86)%       (1.14)%       (1.20)%
Portfolio turnover                                  48 %(3)          150 %         241 %         123 %         229 %         191 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements

PHOENIX VALUE EQUITY FUND


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Value Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                Beginning            Ending        Expenses Paid
     Value Equity Fund        Account Value      Account Value        During
          Class A            August 31, 2004   February 28, 2005     Period*
--------------------------   ---------------   -----------------   -------------
Actual                          $1,000.00           $1,114.52         $6.55

Hypothetical (5% return
  before expenses)               1,000.00            1,018.52          6.28

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                Beginning            Ending        Expenses Paid
     Value Equity Fund        Account Value      Account Value        During
          Class B            August 31, 2004   February 28, 2005     Period*
--------------------------   ---------------   -----------------   -------------
Actual                          $1,000.00           $1,111.02        $10.47

Hypothetical (5% return
  before expenses)               1,000.00            1,014.75         10.04

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                Beginning            Ending        Expenses Paid
     Value Equity Fund        Account Value      Account Value        During
          Class C            August 31, 2004   February 28, 2005     Period*
--------------------------   ---------------   -----------------   -------------
Actual                          $1,000.00           $1,110.92        $10.47

Hypothetical (5% return
  before expenses)               1,000.00            1,014.75         10.04

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix Value Equity Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            2/28/05
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                 29%
Industrials                18
Consumer Discretionary     11
Health Care                 9
Energy                      9
Information Technology      6
Utilities                   6
Other                      12

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                     -------     -----------


DOMESTIC COMMON STOCKS--98.4%
AEROSPACE & DEFENSE--1.8%
United Technologies Corp. .......................     10,500     $ 1,048,740

AIR FREIGHT & COURIERS--1.1%
FedEx Corp. .....................................      6,300         616,014

APPLICATION SOFTWARE--0.7%
Amdocs Ltd.(b) ..................................     14,300         419,705

ASSET MANAGEMENT & CUSTODY BANKS--3.8%
Bank of New York Co., Inc. (The) ................     42,100       1,273,525
Mellon Financial Corp. ..........................     31,800         912,024
                                                                 -----------
                                                                   2,185,549
                                                                 -----------

BROADCASTING & CABLE TV--1.1%
Comcast Corp. Special Class A(b) ................     20,600         656,316

COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(b) ....................................     32,800         415,248

CONSTRUCTION & ENGINEERING--4.3%
Jacobs Engineering Group, Inc.(b) ...............     34,700       1,942,506
URS Corp.(b) ....................................     19,500         562,380
                                                                 -----------
                                                                   2,504,886
                                                                 -----------

DATA PROCESSING & OUTSOURCED SERVICES--4.4%
Affiliated Computer Services, Inc. Class A(b) ...     13,800         713,460
Computer Sciences Corp.(b) ......................     28,500       1,317,555
Fiserv, Inc.(b) .................................      7,800         295,932
Hewitt Associates, Inc. Class A(b) ..............      7,900         242,846
                                                                 -----------
                                                                   2,569,793
                                                                 -----------


                                                      SHARES        VALUE
                                                     -------     -----------

DISTRIBUTORS--0.1%
Prestige Brands Holdings, Inc.(b) ...............      4,530     $    81,540

DIVERSIFIED BANKS--9.4%
Bank of America Corp. ...........................     48,516       2,263,271
Wachovia Corp. ..................................     33,300       1,765,233
Wells Fargo & Co. ...............................     23,500       1,395,430
                                                                 -----------
                                                                   5,423,934
                                                                 -----------

DIVERSIFIED CHEMICALS--1.5%
Du Pont (E.I.) de Nemours & Co. .................     16,500         879,450

DRUG RETAIL--2.1%
CVS Corp. .......................................     23,800       1,185,954

ELECTRIC UTILITIES--5.2%
DTE Energy Co. ..................................     17,300         765,006
Entergy Corp. ...................................     12,400         857,088
FPL Group, Inc. .................................      8,100         642,735
PG&E Corp. ......................................     20,800         731,744
                                                                 -----------
                                                                   2,996,573
                                                                 -----------

ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Emerson Electric Co. ............................      9,000         596,880

EMPLOYMENT SERVICES--2.2%
Manpower, Inc. ..................................     29,400       1,284,780

FOOTWEAR--0.8%
NIKE, Inc. Class B ..............................      5,600         486,920

HEALTH CARE EQUIPMENT--3.4%
Bio-Rad Laboratories, Inc. Class A(b) ...........     16,000         782,560
Fisher Scientific International, Inc.(b) ........     19,200       1,164,480
                                                                 -----------
                                                                   1,947,040
                                                                 -----------

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                                                      SHARES        VALUE
                                                     -------     -----------

HEALTH CARE FACILITIES--1.0%
HCA, Inc. .......................................     12,700     $   599,567

HEALTH CARE SERVICES--0.5%
Express Scripts, Inc.(b) ........................      3,800         286,102

HEALTH CARE SUPPLIES--3.0%
DENTSPLY International, Inc. ....................     13,500         742,095
Sybron Dental Specialties, Inc.(b) ..............     27,800         993,016
                                                                 -----------
                                                                   1,735,111
                                                                 -----------

HOTELS, RESORTS & CRUISE LINES--2.4%
Marriott International, Inc. Class A ............     22,100       1,416,610

HOUSEHOLD PRODUCTS--0.7%
Procter & Gamble Co. (The) ......................      7,600         403,484

INDUSTRIAL CONGLOMERATES--5.0%
General Electric Co. ............................     82,500       2,904,000

INDUSTRIAL MACHINERY--3.0%
Ingersoll-Rand Co. Class A ......................     20,400       1,718,700

INTEGRATED OIL & GAS--6.6%
ChevronTexaco Corp. .............................      5,700         353,856
Exxon Mobil Corp. ...............................     54,800       3,469,388
                                                                 -----------
                                                                   3,823,244
                                                                 -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.8%
Iowa Telecommunications Services, Inc. ..........      3,000          59,580
SBC Communications, Inc. ........................     29,300         704,665
Verizon Communications, Inc. ....................     23,300         838,101
                                                                 -----------
                                                                   1,602,346
                                                                 -----------

INVESTMENT BANKING & BROKERAGE--3.9%
Merrill Lynch & Co., Inc. .......................     27,100       1,587,518
Morgan Stanley ..................................     11,700         660,699
                                                                 -----------
                                                                   2,248,217
                                                                 -----------

LIFE & HEALTH INSURANCE--1.6%
Prudential Financial, Inc. ......................     15,800         900,600

MANAGED HEALTH CARE--1.0%
WellPoint, Inc.(b) ..............................      4,800         585,888

MOVIES & ENTERTAINMENT--5.2%
Time Warner, Inc.(b) ............................    131,500       2,265,745
Walt Disney Co. (The) ...........................     25,800         720,852
                                                                 -----------
                                                                   2,986,597
                                                                 -----------

MULTI-UTILITIES & UNREGULATED POWER--1.1%
Dominion Resources, Inc. ........................      8,600         619,458


                                                      SHARES        VALUE
                                                     -------     -----------

OIL & GAS DRILLING--0.9%
Patterson-UTI Energy, Inc. ......................     21,000     $   525,000

OIL & GAS EQUIPMENT & SERVICES--0.6%
Baker Hughes, Inc. ..............................      7,300         345,144

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Anadarko Petroleum Corp. ........................      4,600         353,556

OTHER DIVERSIFIED FINANCIAL SERVICES--4.2%
Citigroup, Inc. .................................     12,900         615,588
JPMorgan Chase & Co. ............................     50,000       1,827,500
                                                                 -----------
                                                                   2,443,088
                                                                 -----------

PACKAGED FOODS & MEATS--2.2%
ConAgra Foods, Inc. .............................     24,500         669,340
Heinz (H.J.) Co. ................................     15,700         590,948
                                                                 -----------
                                                                   1,260,288
                                                                 -----------

PROPERTY & CASUALTY INSURANCE--0.9%
St. Paul Travelers Cos., Inc. (The) .............     14,292         547,670

REITS--3.6%
Digital Realty Trust, Inc. ......................     59,700         855,501
Friedman, Billings, Ramsey Group, Inc. Class A ..     35,100         651,105
GMH Communities Trust ...........................     48,300         580,566
                                                                 -----------
                                                                   2,087,172
                                                                 -----------

SOFT DRINKS--1.1%
Coca-Cola Co. (The) .............................     14,900         637,720

SPECIALTY STORES--1.0%
Pantry, Inc. (The)(b) ...........................     17,500         595,875

THRIFTS & MORTGAGE FINANCE--1.9%
MGIC Investment Corp. ...........................      8,600         539,564
PMI Group, Inc. (The) ...........................      7,100         285,775
Radian Group, Inc. ..............................      6,100         294,813
                                                                 -----------
                                                                   1,120,152
                                                                 -----------

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $48,876,229)                                     57,044,911
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.5%
SEMICONDUCTORS--0.5%
ATI Technologies, Inc. (Canada)(b) ..............     15,700         275,378

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $286,888)                                           275,378
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $49,163,117)                                     57,320,289
----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                       -----     -----------

SHORT-TERM INVESTMENTS--1.7%

COMMERCIAL PAPER--1.7%
UBS Finance Delaware LLC 2.59%, 3/1/05 ..........       $980     $   980,000

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $980,000)                                           980,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $50,143,117)                                     58,300,289(a)
Other assets and liabilities, net--(0.6)%                           (356,825)
                                                                 -----------
NET ASSETS--100.0%                                               $57,943,464
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,360,522 and gross depreciation of $460,787 for federal income tax purposes. At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $50,400,554.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $50,143,117)                                 $ 58,300,289
Cash                                                                    2,550
Receivables
   Investment securities sold                                         576,888
   Dividends                                                          104,778
   Fund shares sold                                                    17,139
Prepaid expenses                                                       23,093
                                                                 ------------
     Total assets                                                  59,024,737
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                    579,396
   Fund shares repurchased                                            398,680
   Transfer agent fee                                                  27,629
   Distribution and service fees                                       26,350
   Professional fee                                                    21,478
   Investment advisory fee                                              7,796
   Financial agent fee                                                  5,094
   Trustees' fee                                                        3,901
Accrued expenses                                                       10,949
                                                                 ------------
     Total liabilities                                              1,081,273
                                                                 ------------
NET ASSETS                                                       $ 57,943,464
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 65,524,291
Undistributed net investment income                                   168,109
Accumulated net realized loss                                     (15,906,108)
Net unrealized appreciation                                         8,157,172
                                                                 ------------
NET ASSETS                                                       $ 57,943,464
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $31,964,390)                 2,379,252
Net asset value per share                                              $13.43
Offering price per share $13.43/(1-5.75%)                              $14.25

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,423,615)                 1,039,901
Net asset value and offering price per share                           $12.91

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,555,459)                   972,028
Net asset value and offering price per share                           $12.92


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $  620,521
Interest                                                               14,310
                                                                   ----------
     Total investment income                                          634,831
                                                                   ----------
EXPENSES
Investment advisory fee                                               221,054
Service fees, Class A                                                  40,919
Distribution and service fees, Class B                                 67,579
Distribution and service fees, Class C                                 63,485
Financial agent fee                                                    32,460
Transfer agent                                                         73,382
Trustees                                                               20,790
Printing                                                               20,634
Registration                                                           18,923
Professional                                                           18,708
Custodian                                                               7,183
Miscellaneous                                                          11,120
                                                                   ----------
     Total expenses                                                   596,237
     Less expenses reimbursed by investment adviser                  (129,515)
                                                                   ----------
     Net expenses                                                     466,722
                                                                   ----------
NET INVESTMENT INCOME                                                 168,109
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     3,034,816
Net change in unrealized appreciation (depreciation) on
   investments                                                      3,119,475
                                                                   ----------
NET GAIN ON INVESTMENTS                                             6,154,291
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $6,322,400
                                                                   ==========

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Six Months
                                                                                           Ended
                                                                                      February 28, 2005            Year Ended
                                                                                         (Unaudited)             August 31, 2004
                                                                                        -----------              ---------------
FROM OPERATIONS
   Net investment income (loss)                                                         $   168,109              $     14,739
   Net realized gain (loss)                                                               3,034,816                 6,012,009
   Net change in unrealized appreciation (depreciation)                                   3,119,475                (1,758,372)
                                                                                        -----------              ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            6,322,400                 4,268,376
                                                                                        -----------              ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                --                  (123,233)
   Net investment income, Class B                                                                --                   (30,551)
   Net investment income, Class C                                                                --                   (28,415)
                                                                                        -----------              ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     --                  (182,199)
                                                                                        -----------              ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (163,027 and 614,291 shares, respectively)               2,132,499                 7,356,934
   Net asset value of shares issued from reinvestment of distributions
     (0 and 10,049 shares, respectively)                                                       --                     118,886
   Cost of shares repurchased (509,857 and 1,192,023 shares, respectively)               (6,597,471)              (14,324,559)
                                                                                        -----------              ------------
Total                                                                                    (4,464,972)               (6,848,739)
                                                                                        -----------              ------------
CLASS B
   Proceeds from sales of shares (54,840 and 145,182 shares, respectively)                  688,727                 1,682,300
   Net asset value of shares issued from reinvestment of distributions
     (0 and 2,377 shares, respectively)                                                          --                    27,241
   Cost of shares repurchased (154,513 and 496,749 shares, respectively)                 (1,938,918)               (5,708,222)
                                                                                        -----------              ------------
Total                                                                                    (1,250,191)               (3,998,681)
                                                                                        -----------              ------------
CLASS C
   Proceeds from sales of shares (37,229 and 248,897 shares, respectively)                  475,355                 2,920,735
   Net asset value of shares issued from reinvestment of distributions
     (0 and 2,239 shares, respectively)                                                          --                    25,685
   Cost of shares repurchased (205,689 and 511,506 shares, respectively)                 (2,511,787)               (5,893,378)
                                                                                        -----------              ------------
Total                                                                                    (2,036,432)               (2,946,958)
                                                                                        -----------              ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             (7,751,595)              (13,794,378)
                                                                                        -----------              ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 (1,429,195)               (9,708,201)

NET ASSETS
   Beginning of period                                                                   59,372,659                69,080,860
                                                                                        -----------              ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $168,109 AND $0 RESPECTIVELY]                                                   $57,943,464              $ 59,372,659
                                                                                        ===========              ============

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS A
                                         ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2005     ----------------------------------------------------------------
                                             (UNAUDITED)           2004          2003          2002          2001         2000
Net asset value, beginning of period             $12.05           $11.33        $10.64        $12.76        $15.03        $12.11
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 0.06             0.04          0.11          0.08          0.08          0.03
   Net realized and unrealized gain (loss)         1.32             0.72          0.66         (1.97)        (0.93)         2.89
                                                 ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              1.38             0.76          0.77         (1.89)        (0.85)         2.92
                                                 ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --            (0.04)        (0.08)        (0.08)           --            --
   Distributions from net realized gains             --               --            --         (0.15)        (1.42)           --
                                                 ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                             --            (0.04)        (0.08)        (0.23)        (1.42)           --
                                                 ------           ------        ------        ------        ------        ------
Change in net asset value                          1.38             0.72          0.69         (2.12)        (2.27)         2.92
                                                 ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                   $13.43           $12.05        $11.33        $10.64        $12.76        $15.03
                                                 ======           ======        ======        ======        ======        ======

Total return(2)                                   11.45%(3)         6.71%         7.31%       (14.97)%       (6.71)%       24.11%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $31,964          $32,859       $37,310       $43,993       $58,260       $37,977
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expense                           1.25%(4)         1.25%         1.25%         1.25 %        1.25 %        1.25%
   Gross operating expenses                        1.69%(4)         1.59%         1.63%         1.49 %        1.38 %        1.47%
   Net investment income                           0.90%(4)         0.35%         1.06%         0.64 %        0.53 %        0.20%
Portfolio turnover                                   47%(3)          200%          349%          166 %         249 %         193%


                                                                                        CLASS B
                                         ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2005     ----------------------------------------------------------------
                                             (UNAUDITED)           2004          2003          2002          2001         2000
Net asset value, beginning of period             $11.62           $10.99        $10.35        $12.42        $14.77        $12.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 0.01            (0.05)         0.04         (0.01)        (0.03)        (0.08)
   Net realized and unrealized gain (loss)         1.28             0.70          0.63         (1.91)        (0.90)         2.85
                                                 ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              1.29             0.65          0.67         (1.92)        (0.93)         2.77
                                                 ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --            (0.02)        (0.03)           --            --            --
   Distributions from net realized gains             --               --            --         (0.15)        (1.42)           --
                                                 ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                             --            (0.02)        (0.03)        (0.15)        (1.42)           --
                                                 ------           ------        ------        ------        ------        ------
Change in net asset value                          1.29             0.63          0.64         (2.07)        (2.35)         2.77
                                                 ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                   $12.91           $11.62        $10.99        $10.35        $12.42        $14.77
                                                 ======           ======        ======        ======        ======        ======
Total return(2)                                   11.10%(3)         5.95 %        6.44%       (15.57)%       (7.42)%       23.08 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $13,424          $13,247       $16,363       $28,873       $36,669       $26,471
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.00%(4)         2.00 %        2.00%         2.00 %        2.00 %        2.00 %
   Gross operating expenses                        2.44%(4)         2.34 %        2.38%         2.24 %        2.13 %        2.22 %
   Net investment income (loss)                    0.15%(4)        (0.40)%        0.37%        (0.11)%       (0.22)%       (0.57)%
Portfolio turnover                                   47%(3)          200 %         349%          166 %         249 %         193 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS C
                                         ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2005     ----------------------------------------------------------------
                                             (UNAUDITED)           2004          2003          2002          2001         2000
Net asset value, beginning of period             $11.63           $11.00        $10.35        $12.43        $14.78        $12.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 0.01            (0.05)         0.03         (0.01)        (0.03)        (0.07)
   Net realized and unrealized gain (loss)         1.28             0.70          0.65         (1.92)        (0.90)         2.85
                                                 ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              1.29             0.65          0.68         (1.93)        (0.93)         2.78
                                                 ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --            (0.02)        (0.03)           --            --            --
   Distributions from net realized gains             --               --            --         (0.15)        (1.42)           --
                                                 ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                             --            (0.02)        (0.03)        (0.15)        (1.42)           --
                                                 ------           ------        ------        ------        ------        ------
Change in net asset value                          1.29             0.63          0.65         (2.08)        (2.35)         2.78
                                                 ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                   $12.92           $11.63        $11.00        $10.35        $12.43        $14.78
                                                 ======           ======        ======        ======        ======        ======
Total return(2)                                   11.09%(3)         5.94 %        6.47%       (15.56)%       (7.41)%       23.17 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $12,555          $13,266       $15,408       $19,231       $23,409       $12,590
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.00%(4)         2.00 %        2.00%         2.00 %        2.00 %        2.00 %
   Gross operating expenses                        2.44%(4)         2.34 %        2.38%         2.24 %        2.13 %        2.22 %
   Net investment income (loss)                    0.15%(4)        (0.40)%        0.31%        (0.11)%       (0.22)%       (0.52)%
Portfolio turnover                                   47%(3)          200 %         349%          166 %         249 %         193 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2005 (UNAUDITED)


1. ORGANIZATION

   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, two funds are offered for sale (each a "Fund"), Phoenix Small Cap Value Fund is diversified and seeks long-term capital appreciation. Phoenix Value Equity Fund (formerly Phoenix-Oakhurst Value Equity Fund through January 2, 2005) is diversified and its primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.

   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)


E. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

H. INDEMNIFICATIONS

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Advisers ("the Advisers"), Phoenix Investment Counsel, Inc. ("PIC") for the Small Cap Value Fund and Engemann Asset Management ("EAM") for the Value Equity Fund, each indirect wholly-owned subsidiaries of The Phoenix Companies, Inc. ("PNX"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                      1st          $1-2           $2 +
Fund                              $1 Billion      Billion        Billion
------                            ----------      -------        -------
Small Cap Value Fund ..........      0.90%          0.85%         0.80%
Value Equity Fund .............      0.75%          0.70%         0.65%

   The Advisers have voluntarily agreed to reimburse through December 31, 2005 each Fund's expenses, other than Management Fees and Distribution and Service Fees, to the extent that such expenses exceed the following percentages of the average annual net assets for each Fund:

                                   Class A        Class B        Class C
                                    Shares         Shares        Shares
                                   --------        -------        ------
Small Cap Value Fund ..........      1.40%          2.15%         2.15%
Value Equity Fund .............      1.25%          2.00%         2.00%

   The Advisers will not seek to recapture any prior years' reimbursed or waived investment advisory fees.

   Phoenix/Zweig Advisers LLC ("PZA") is the subadviser to the Small Cap Value Fund. For its services, PZA is paid a fee by the Adviser equal to 0.10% of the average daily net assets of this Fund up to $166 million and 0.40% in excess of $166 million. PZA is a wholly-owned subsidiary of PNX.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the six-month period ("the period") ended February 28, 2005 as follows:


                                   Class A        Class B          Class C
                                 Net Selling      Deferred         Deferred
                                 Commissions   Sales Charges    Sales Charges
                                 -----------   -------------    -------------

Small Cap Value Fund ..........     $4,908          $42,288        $1,476
Value Equity Fund .............      1,496           18,135            58

   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The current fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended February 28, 2005, the Trust incurred PEPCO financial agent fees totaling $124,260.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

ended February 28, 2005, transfer agent fees were $362,080 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                             Transfer Agent
                                                              Fee Retained
                                                             --------------
Small Cap Value Fund ..............................             $116,677
Value Equity Fund .................................               18,881

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the period ended February 28, 2005 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                Purchases         Sales
                                              ------------     ------------
Small Cap Value Fund ...................      $123,667,496     $154,049,463
Value Equity Fund ......................        26,973,553       33,654,427

   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 28, 2005.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Trust may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a fund, positive or negative, than if a fund did not concentrate its investments in such sectors.

6. ILLIQUID SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

7. FEDERAL INCOME TAX INFORMATION

   The Trust has capital loss carryovers which may be used to offset future capital gains, as follows:


                                               Expiration Year
                                 --------------------------------------------
                                     2010            2011             Total
                                 ----------      -----------      -----------
Small Cap Value Fund ......      $       --      $ 3,061,298      $ 3,061,298
Value Equity Fund .........       1,868,023       16,397,090       18,265,113

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

8. MERGER

   On April 16, 2004, the Phoenix Small Cap Value Fund ("Small Cap") acquired all of the net assets of the Phoenix Appreciation Fund ("Appreciation") pursuant to an Agreement and Plan of Reorganization approved by the Appreciation shareholders on March 19, 2004.

   The acquisition was accomplished by a tax-free exchange of 4,064,701 Class A shares of Small Cap, 462,034 Class B shares of Small Cap and 1,970,027 Class C shares of Small Cap (valued at $62,404,841, $6,731,032, and $28,697,143, respectively) for 6,338,617 Class A shares of Appreciation, 723,453 Class B shares of Appreciation and 3,089,535 Class C shares of Appreciation outstanding on April 16, 2004. Appreciation's net assets on that date, $97,833,016, including $8,165,738 appreciation, were combined with those of Small Cap. The aggregate net assets of Small Cap immediately after the merger were $268,632,994.

   The shareholders of each Class of Appreciation received for each share owned approximately 0.64, 0.64 and 0.64 shares, respectively, for Class A, Class B and Class C shares of the same class of Small Cap.

9. PROXY VOTING PROCEDURES

   The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

10. FORM N-Q INFORMATION

   Effective November 30, 2004, the Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

FUND MANAGEMENT (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES


                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                Served since           42           Chairman, Rittenhouse Advisors, LLC (consulting firm) since
Rittenhouse Advisors, LLC       1997.                               2001. Trustee/Director, Realty Foundation of New York
101 Park Avenue                                                     (1972-present), Josiah Macy, Jr. Foundation (Honorary)
New York, NY 10178                                                  (2004-present), Pace University (Director/Trustee Emeritus)
DOB: 8/2/29                                                         (2003-present), Greater New York Councils, Boy Scouts of America
                                                                    (1985-present), The Academy of Political Science (Vice Chairman)
                                                                    (1985-present), Urstadt Biddle Property Corp. (1989-present),
                                                                    Colgate University (Trustee Emeritus) (since 2004).
                                                                    Director/Trustee, The Harlem Youth Development Foundation,
                                                                    (Chairman) (1998-2002), Metropolitan Transportation Authority
                                                                    (Chairman) (1992-2001), Trism, Inc. (1994-2001), Consolidated
                                                                    Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                    Insurance Company (1974-2002), Centennial Insurance Company
                                                                    (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                    Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                    Accuhealth (1994-2002), Pace University (1978-2003), New York
                                                                    Housing Partnership Development Corp. (Chairman) (1981-2003),
                                                                    Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne             Served since           42           Currently retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court          1997.                               (1988-present).
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                  Served since           40           Currently retired. Trustee, Phoenix Funds Complex
7721 Blue Heron Way             2004.                               (1989-present). Trustee, Scudder Investments (33 portfolios)
West Palm Beach, FL 33412                                           (1986-present). Director, Coutts & Co. Trust Holdings Limited
DOB: 3/28/30                                                        (1991-2000), Coutts & Co. Group (1991-2000) and Coutts & Co.
                                                                    International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries             Served since           42           Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902        1997.                               Trustee/Director, Phoenix Funds Complex (1995-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                Served since           40           Partner, Stonington Partners, Inc. (private equity fund) since
Stonington Partners, Inc.       1997.                               2001. Director/Trustee, Evergreen Funds (six portfolios).
736 Market Street,                                                  Trustee, Phoenix Funds Complex (1980-present). Chairman (1998 to
Ste. 1430                                                           2000) and Chief Executive Officer (1995-1998), Carson Products
Chattanooga, TN 37402                                               Company (cosmetics).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara           Served since           42           Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of           2001.                               (1982-present). Trustee/Director, Phoenix Funds Complex
New York                                                            (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris               Served since           42           Currently retired. Trustee/Director, Phoenix Funds Complex
164 Laird Road                  1997.                               (1995-present). Director, W.H. Reaves and Company
Colts Neck, NJ 07722                                                (2004-present). Vice President, W.H. Reaves and Company
DOB: 5/26/28                                                        (investment management) (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                  Served since           40           Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
c/o Northeast Partners          1997.                               Markets, Inc.) (financial services) (1997-present). Managing
150 Federal Street,                                                 Director Wydown Group (consulting firm) (1994-present).
Suite 1000                                                          Director, Investors Financial Service Corporation
Boston, MA 02110                                                    (1995-present), Investors Bank & Trust Corporation
DOB: 5/31/46                                                        (1995-present), Stifel Financial (1996-present), Connecticut
                                                                    River Bancorp (1998-present), Connecticut River Bank
                                                                    (1999-present), Trust Company of New Hampshire (2002-present).
                                                                    Chairman, Emerson Investment Management, Inc. (2000-present).
                                                                    Vice Chairman, Massachusetts Housing Partnership (1994-1999).
                                                                    Director/Trustee, John Hancock Trust (2004-present), Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                                    (1991-2000) and Command Systems, Inc. (1998-2000), Phoenix
                                                                    Investment Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002),
                                                                    1Mind.com, Plymouth Rubber Co. (1995-2003). Director and
                                                                    Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans                Served since           40           Currently retired. President, Romans & Company (private
39 S. Sheridan Road             2004.                               investors and financial consultants) (1987-2003).
Lake Forest, IL 60045                                               Trustee/Director, Phoenix Funds Complex (1985-present).
DOB: 4/22/31                                                        Trustee, Burnham Investors Trust (5 portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson             Served since           40           Managing Director, Northway Management Company (1998-present).
Northway Management             1997.                               Trustee/Director, Phoenix Funds Complex (1988-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck        Served since           40           Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds
Nederpolder, 7                  2004.                               Complex (2004-present). Director EASDAQ (Chairman), The Fleming
B-9000 Gent, Belgium                                                Continental European Investment Trust, Groupe SNEF, Degussa
DOB: 7/30/42                                                        Antwerpen N.V., Santens N.V. Managing Director, Almanij N.V.
                                                                    (1992-2003); Director, KBC Bank and Insurance Holding Company
                                                                    (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                                    (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003),
                                                                    Investco N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                                    (1992-2003), Almafin N.V. (1992-2003), Centea N.V. (1992-2003),
                                                                    Dutch Chamber of Commerce for Belgium and Luxemburg, Phoenix
                                                                    Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.          Served since           40           Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street           1997.                               (1996-present), WWF, Inc. (2000-present). President, The Trust
Essex, CT 06426                                                     for America's Health (non-profit) (2001-present).
DOB: 5/16/31                                                        (Trustee/Director), Phoenix Funds Complex (1995-present).
                                                                    Director, UST, Inc. (1995-2004), HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
* Marilyn E. LaMarche           Served since           40           Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC       2002.                               (1997-present). Director, The Phoenix Companies, Inc.
  30 Rockefeller Plaza,                                             (2001-present) and Phoenix Life Insurance Company
  59th Floor                                                        (1989-present). Trustee/Director, Phoenix Funds Complex (2002-
  New York, NY 10020                                                present).
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin          Served since           68           Director, PXRE Corporation (Delaware) (1985-present), World
  DOB: 10/23/46                 1997.                               Trust Fund (1991-present). Management Consultant (2002-2004),
                                                                    Chairman (1997-2002), Chief Executive Officer (1995-2002),
                                                                    Director (1995-2002) and Vice Chairman (1995-1997), Phoenix
                                                                    Investment Partners, Ltd. Director and Executive Vice President,
                                                                    The Phoenix Companies, Inc. (2000-2002). Director (1994-2002)
                                                                    and Executive Vice President, Investments (1987-2002), Phoenix
                                                                    Life Insurance Company. Director (1983-2002) and Chairman
                                                                    (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                    (1982-2002) and President (1990-2000), Phoenix Equity Planning
                                                                    Corporation. Chairman and President, Phoenix/Zweig Advisers LLC
                                                                    (2001-2002). Director (2001-2002) and President (April
                                                                    2002-September 2002), Phoenix Investment Management Company.
                                                                    Director and Executive Vice President, Phoenix Life and Annuity
                                                                    Company (1996-2002). Director (1995-2000) and Executive Vice
                                                                    President (1994-2002) and Chief Investment Counsel (1994-2002),
                                                                    PHL Variable Insurance Company. Director, Phoenix National Trust
                                                                    Holding Company (2001-2002). Director (1985-2002) and Vice
                                                                    President (1986-2002) and Executive Vice President (2002-2002),
                                                                    PM Holdings, Inc. Director, W.S. Griffith Associates, Inc.
                                                                    (1995-2002). Director (1992-2002) and President (1993-1994),
                                                                    W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*  Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                                       PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                             DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci             President since 2004.                  Executive Vice President, Asset Management, The Phoenix
DOB: 6/12/57                                                        Companies, Inc. (wealth management) (since 2003). President and
                                                                    Chief Executive Officer, Phoenix Investment Partners, Ltd.
                                                                    (since 2003). President, certain Funds within the Phoenix Fund
                                                                    Complex (2004-present), President and Chief Executive Officer of
                                                                    North American investment operations, Pioneer Investment
                                                                    Management USA, Inc. (2001-2003). President of Private Wealth
                                                                    Management Group (2000-2001), Executive Vice President of
                                                                    Distribution and Marketing for U.S. institutional services business (1998-2000) and Executive Vice President of
                                                                    Distribution and Marketing for Fidelity Canada (1996-1998),
                                                                    Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward            Executive Vice President               Senior Vice President and Chief Operating Officer, Asset
DOB: 8/17/64                 since 2004.                            Management, The Phoenix Companies, Inc. (2004-present).
                                                                    Executive Vice President and Chief Operating Officer, Phoenix
                                                                    Investment Partners, Ltd. (2004-present). Vice President, The
                                                                    Phoenix Companies, Inc. (2001-2004). Vice President, Phoenix
                                                                    Life Insurance Company (2002-2004). Vice President, Finance,
                                                                    Phoenix Investment Partners, Ltd. (2001-2002). Assistant
                                                                    Controller, Phoenix Investment Partners, Ltd. (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman           Senior Vice President                  Vice President, Chief Administrative Officer (2003-present),
DOB: 7/27/62                 since 2004.                            Senior Vice President, Chief Administrative Officer, Private
                                                                    Client Group (1999-2003), Phoenix Investment Partners, Ltd.
                                                                    Senior Vice President, certain funds within the Phoenix Fund
                                                                    Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss             Treasurer since 1996.                  Vice President, Fund Accounting (1994-2000), Treasurer
DOB: 11/24/52                                                       (1996-2000), Assistant Treasurer (2001-present), Phoenix Equity
                                                                    Planning Corporation. Vice President (2003-present), Phoenix
                                                                    Investment Partners,Ltd. Treasurer or Assistant Treasurer,
                                                                    certain funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman         Secretary since 2004.                  Counsel, Phoenix Life Insurance Company (2002-present). Vice
One American Row                                                    President, Counsel, Chief Legal Officer and Secretary, certain
Hartford, CT 06102                                                  of the funds within the Phoenix Fund Complex (2004-present).
DOB: 4/5/73                                                         Assistant Vice President and Assistant Counsel, Conseco Capital
                                                                    Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L. J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Matthew A. Swendiman, Secretary and
   Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
Phoenix Small Cap Value Fund
56 Prospect Street
Hartford, Connecticut 06115-0480

Engemann Asset Management
Phoenix Value Equity Fund
600 North Rosemead Boulevard
Pasadena, California 91107-2133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Telephone Orders                                                  1-800-367-5877
Text Telephone                                                    1-800-243-1926
Web site                                                  PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 LOUISVILLE, KY
                                                                 PERMIT NO. 1051
                                                                 ---------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. BOX 150480
HARTFORD, CT 06115-0480

[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.

                  A MEMBER OF THE PHOENIX COMPANIES, INC.





For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP214                                                                      4-05



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Phoenix Investment Trust 97
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     May 5, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     May 5, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date     May 5, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.